Employee Future Benefits - Fair Value of Plan Assets by Major Category (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of plan assets [line items]
Money market and cash and cash equivalents	$ 12	$ 13
Total	381	428
Canadian
Disclosure of fair value of plan assets [line items]
Equity securities	65	76
US
Disclosure of fair value of plan assets [line items]
Equity securities	26	31
International
Disclosure of fair value of plan assets [line items]
Equity securities	101	118
Private [Member]
Disclosure of fair value of plan assets [line items]
Equity securities	1	1
AAA
Disclosure of fair value of plan assets [line items]
Bonds	48	43
AA
Disclosure of fair value of plan assets [line items]
Bonds	64	71
A
Disclosure of fair value of plan assets [line items]
Bonds	39	44
BBB
Disclosure of fair value of plan assets [line items]
Bonds	22	26
Below BBB
Disclosure of fair value of plan assets [line items]
Bonds	3	5
Level I
Disclosure of fair value of plan assets [line items]
Money market and cash and cash equivalents	(2)	(1)
Total	(1)	0
Level I | Canadian
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level I | US
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level I | International
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level I | Private [Member]
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level I | AAA
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level I | AA
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level I | A
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level I | BBB
Disclosure of fair value of plan assets [line items]
Bonds	1	1
Level I | Below BBB
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level II
Disclosure of fair value of plan assets [line items]
Money market and cash and cash equivalents	14	14
Total	381	427
Level II | Canadian
Disclosure of fair value of plan assets [line items]
Equity securities	65	76
Level II | US
Disclosure of fair value of plan assets [line items]
Equity securities	26	31
Level II | International
Disclosure of fair value of plan assets [line items]
Equity securities	101	118
Level II | Private [Member]
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level II | AAA
Disclosure of fair value of plan assets [line items]
Bonds	48	43
Level II | AA
Disclosure of fair value of plan assets [line items]
Bonds	64	71
Level II | A
Disclosure of fair value of plan assets [line items]
Bonds	39	44
Level II | BBB
Disclosure of fair value of plan assets [line items]
Bonds	21	25
Level II | Below BBB
Disclosure of fair value of plan assets [line items]
Bonds	3	5
Level III
Disclosure of fair value of plan assets [line items]
Money market and cash and cash equivalents	0	0
Total	1	1
Level III | Canadian
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level III | US
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level III | International
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level III | Private [Member]
Disclosure of fair value of plan assets [line items]
Equity securities	1	1
Level III | AAA
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level III | AA
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level III | A
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level III | BBB
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level III | Below BBB
Disclosure of fair value of plan assets [line items]
Bonds	$ 0	$ 0